Marketable Securities - Narrative (Details)	12 Months Ended
Dec. 31, 2016 item
Percentage of asset-backed securities rated AAA/A-1+, Aaa/P-1, or AAA/F1+	84.80%
Number of rating agencies for asset backed securities that must be either Moody's or Standard and Poor's	1
Minimum
Number of rating agencies for which asset backed securities must be rated	2